Report Of The Directors Financial Review Risk Report - Sensitivity of HSBC’s insurance manufacturing subsidiaries to insurance underwriting risk factors (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of types of insurance contracts [line items]
Total assets	[1]	$ 3,038,677	$ 2,949,286	$ 2,953,792
Insurance Risk | Mortality and/or morbidity rates
Disclosure of types of insurance contracts [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17		10.00%	10.00%
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17		10.00%	10.00%
Effect on CSM due to increase in risk variable		$ (392)	$ (354)
Effect on CSM due to decrease in risk variable		440	374
Effect on profit after tax (gross) due to increase in risk variable		(49)	(23)
Effect on profit after tax (gross) due to decrease in risk variable		22	16
Effect on profit after tax (net) due to increase in risk variable		(24)	(21)
Effect on profit after tax (net) due to decrease in risk variable		30	18
Effect on total equity (gross) due to increase in risk variable		(49)	(23)
Effect on total equity (gross) due to decrease in risk variable		22	16
Effect on total equity (net) due to increase in risk variable		(24)	(21)
Effect on total equity (net) due to decrease in risk variable		$ 30	$ 18
Insurance Risk | Lapse rates
Disclosure of types of insurance contracts [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17		10.00%	10.00%
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17		10.00%	10.00%
Effect on CSM due to increase in risk variable		$ (316)	$ (225)
Effect on CSM due to decrease in risk variable		348	232
Effect on profit after tax (gross) due to increase in risk variable		(33)	(23)
Effect on profit after tax (gross) due to decrease in risk variable		22	22
Effect on profit after tax (net) due to increase in risk variable		(24)	(23)
Effect on profit after tax (net) due to decrease in risk variable		29	22
Effect on total equity (gross) due to increase in risk variable		(33)	(23)
Effect on total equity (gross) due to decrease in risk variable		22	22
Effect on total equity (net) due to increase in risk variable		(24)	(23)
Effect on total equity (net) due to decrease in risk variable		$ 29	$ 22
Insurance Risk | Expense rates
Disclosure of types of insurance contracts [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17		10.00%	10.00%
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17		10.00%	10.00%
Effect on CSM due to increase in risk variable		$ (68)	$ (59)
Effect on CSM due to decrease in risk variable		69	60
Effect on profit after tax (gross) due to increase in risk variable		(9)	(7)
Effect on profit after tax (gross) due to decrease in risk variable		8	4
Effect on profit after tax (net) due to increase in risk variable		(6)	(7)
Effect on profit after tax (net) due to decrease in risk variable		11	5
Effect on total equity (gross) due to increase in risk variable		(9)	(7)
Effect on total equity (gross) due to decrease in risk variable		8	4
Effect on total equity (net) due to increase in risk variable		(6)	(7)
Effect on total equity (net) due to decrease in risk variable		$ 11	$ 5

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.